Liquidity (Details) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Nov. 03, 2021 vessel	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Net income (loss)	$ 9,580	$ (57,604)	$ 61,504	$ (41,388)	$ 125,500	$ 52,002	$ 13,480	$ 136,114
Net Cash Provided by (Used in) Operating Activities							44,320	$ 894,136
Working capital deficit	306,900						306,900
Current portion of long-term debt (note 9)	384,771						384,771			$ 261,366
Other Commitments [Line Items]
Working Capital Surplus (Deficit)	(306,900)						(306,900)
Current portion of long-term debt (note 9)	384,771						384,771			$ 261,366
Teekay LNG
Commitments and Contingencies Disclosure [Abstract]
Working capital deficit	(378,500)						(378,500)
Current portion of long-term debt (note 9)	350,400						350,400
Other Commitments [Line Items]
Working Capital Surplus (Deficit)	378,500						378,500
Current portion of long-term debt (note 9)	$ 350,400						$ 350,400
Teekay Tankers | Subsequent Event | Aframax Tankers
Other Commitments [Line Items]
Number Of Vessels | vessel									4